BALANCE SHEET - USD ($)	Mar. 31, 2021	Dec. 31, 2020
Current assets:
Total current assets		$ 12,397,095
Total assets		22,194,495
Current liabilities:
Accounts payable		3,596,634
Accrued expenses	$ 2,971,051	1,479,041
Total current liabilities		5,163,557
Total liabilities		8,714,217
Commitment and contingencies (note 8)
Shareholders' Equity
Common shares		15,234
Additional paid-in capital		26,847,271
Accumulated deficit		(13,382,227)
Total liabilities and shareholders' equity		22,194,495
Therapeutics Acquisition Corp.
Current assets:
Cash	699,534	1,094,556
Prepaid expenses	88,817	106,316
Total current assets	788,351	1,200,872
Cash and marketable securities held in Trust Account	135,709,741	135,706,395
Total assets	136,498,092	136,907,267
Current liabilities:
Accounts payable	352,744	5,109
Accrued expenses	754,809	112,579
Total current liabilities	5,857,053	117,688
Deferred underwriting commissions		4,749,500
Total liabilities	5,857,053	4,867,188
Commitment and contingencies (note 8)
Class A Common stock subject to possible redemption, 12,704,007 shares at $10.00 per share	125,641,030	127,040,070
Shareholders' Equity
Additional paid-in capital	6,710,075	5,311,049
Accumulated deficit	(1,710,553)	(311,513)
Total Stockholders' Equity	5,000,009	5,000,009
Total liabilities and shareholders' equity	136,498,092	136,907,267
Therapeutics Acquisition Corp. | Class A common shares
Shareholders' Equity
Common shares	148	134
Therapeutics Acquisition Corp. | Class B common stock
Shareholders' Equity
Common shares	$ 339	$ 339